Investments (Details) - Schedule of provision for impairment is still required for its investments - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of Provision for Impairment is Still Required for its Investments [Abstract]
Investment in Triage Technologies Inc	$ 2,565,082	$ 2,565,082